Significant Contingent Liabilities and Unrecognized Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Unused letters of credit		$ 74,000		$ 2,000		$ 2,668
Committed to purchase property, plant and equipment		52,678,554		32,627,411		1,899,011
Prepayment of property, plant and equipment		3,761,120	$ 135,585	1,968,779
Construction contract related to real estate business		59	2	602,548
Letter of credits		738,628		671,721		26,627
Approved contribution in consideration of corporate social responsibility for environmental protection		100,000				3,605
Amount contributed related party transactions		110,000	3,965	100,000	$ 100,000
ASE Environmental Protection And Sustainability Foundation [Member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		100,000	3,605	$ 100,000	$ 0
ASE Cultural and Educational Foundation [Member]
Disclosure of contingent liabilities [line items]
Amount contributed related party transactions		20,000	$ 721
Taiwan [member]
Disclosure of contingent liabilities [line items]
Contractual period for environmental protection	30 years
Contribution to be made for environmental protection		$ 3,000,000				$ 108,147